Note 13 - Stock Repurchase Plan (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Oct. 27, 2015
Stock Repurchase Program, Authorized Amount				$ 5,000
Stock Repurchased and Retired During Period, Shares	283,137	241,805	41,332
Stock Repurchased and Retired During Period, Value	$ 1,133	$ 978	$ 155
Payments for Brokerage Fees	$ 7